Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2024. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1) (2)	Compensation Actually Paid to First PEO(1) (2)	Compensation Actually Paid to Second PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Adjusted EBITDA (in thousands)(3)
							TSR	Peer Group TSR(3)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	N/A	$5,987,447	N/A	$8,359,307	$2,449,172	$3,340,367	$82.93	$95.72	$(137,859)	$283,243
2023	N/A	$5,787,960	N/A	$3,198,910	$2,885,029	$1,983,266	$74.49	$106.43	$86,000	$404,000
2022	N/A	$5,028,294	N/A	$3,096,235	$6,276,617	$1,773,093	$92.18	$153.12	$2,030	$316,590
2021	$6,862,469	$3,164,649	$5,192,291	$2,999,764	$2,463,661	$2,133,954	$72.00	$80.32	$(54,185)	$135,007
2020	$5,095,728	N/A	$7,962,437	N/A	$2,129,704	$370,329	$65.69	$64.05	$(107,020)	$141,463

(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO Named Executive Officers reflected in column (d) and (e) represent the following individuals by year:

2024 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2023 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2022 – Phillip Gobe, Adam Muñoz, David S. Schorlemer, and Newton W. Wilson III
2021 – Adam Munoz, David S. Schorlemer, and Newton W. Wilson III
2020 – Dale Redman, Darin G. Holderness, David S. Schorlemer, Jeffrey Smith, David Sledge, Adam Munoz, and Newton W. Wilson III
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2024. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2024
PEO SUMMARY COMPENSATION TABLE TOTALS	$5,987,447
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,771,150)
Fair value at year end of equity awards granted during the year	5,512,241
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	520,604
Change in fair value of equity awards granted in prior years that vested during the year	433,387
Equity awards granted in prior years that were forfeited during the year	(323,222)
Dividends or other earnings paid on equity awards during the year
Total Equity Award Related Adjustments	2,371,860
COMPENSATION ACTUALLY PAID TOTALS	$8,359,307
2024
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,449,172
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,335,670)
Fair value at year end of equity awards granted during the year	1,952,331
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	200,984
Change in fair value of equity awards granted in prior years that vested during the year	150,178
Equity awards granted in prior years that were forfeited during the year	(76,628)
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	891,195
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$3,340,367

(3)
The Peer Group in this column consists of Liberty Energy Inc., RPC, Inc., Calfrac Wells Services Ltd., Patterson-UTI Energy, Inc., Mammoth Energy Services, Inc. and ProFrac Holding Corp. Nextier Oilfield Solutions Inc. was included in last year’s Peer Group, but was omitted from this year because it merged with Patterson-UTI Energy, Inc. in September 2023.

(4)
The Company defines EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. The Company defines Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets, (b) loss/(gain) on extinguishment of debt, (c) stock-based compensation, and (d) other unusual or non-recurring (income)/expenses, such as impairment charges, severance, costs related to our IPO and costs related asset acquisition or one-time professional fees. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluation Our Operations” in our Form 10-K filed for the year ended December 31, 2024.

(5)
The CAP for non-PEO NEOs for fiscal year 2020 is significantly lower than fiscal years 2021, 2022, 2023 and 2024 due to Dale Redman, the Company’s former Chief Executive Officer and an NEO for fiscal year 2020, forfeiting all outstanding and unvested equity awards in connection with his resignation on March 13, 2020. Pursuant to Item 402(v) of Regulation S-K, the fair value of such forfeited equity awards as of the end of the prior fiscal year is taken as a deduction in calculating CAP, which fair value was equal to $5,278,134.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO Named Executive Officers reflected in column (d) and (e) represent the following individuals by year:

2024 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2023 – Adam Muñoz, David S. Schorlemer, Shelby Fietz, and John J. “Jody” Mitchell
2022 – Phillip Gobe, Adam Muñoz, David S. Schorlemer, and Newton W. Wilson III
2021 – Adam Munoz, David S. Schorlemer, and Newton W. Wilson III
2020 – Dale Redman, Darin G. Holderness, David S. Schorlemer, Jeffrey Smith, David Sledge, Adam Munoz, and Newton W. Wilson III

Peer Group Issuers, Footnote
(3)
The Peer Group in this column consists of Liberty Energy Inc., RPC, Inc., Calfrac Wells Services Ltd., Patterson-UTI Energy, Inc., Mammoth Energy Services, Inc. and ProFrac Holding Corp. Nextier Oilfield Solutions Inc. was included in last year’s Peer Group, but was omitted from this year because it merged with Patterson-UTI Energy, Inc. in September 2023.

Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2024. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2024
PEO SUMMARY COMPENSATION TABLE TOTALS	$5,987,447
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,771,150)
Fair value at year end of equity awards granted during the year	5,512,241
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	520,604
Change in fair value of equity awards granted in prior years that vested during the year	433,387
Equity awards granted in prior years that were forfeited during the year	(323,222)
Dividends or other earnings paid on equity awards during the year
Total Equity Award Related Adjustments	2,371,860
COMPENSATION ACTUALLY PAID TOTALS	$8,359,307

Non-PEO NEO Average Total Compensation Amount	$ 2,449,172	$ 2,885,029	$ 6,276,617	$ 2,463,661	$ 2,129,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,340,367	1,983,266	1,773,093	2,133,954	370,329
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for the PEO (Samuel Sledge) and Non-PEO NEOs in 2024. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
2024
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,449,172
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,335,670)
Fair value at year end of equity awards granted during the year	1,952,331
Fair value of equity awards granted and vested during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	200,984
Change in fair value of equity awards granted in prior years that vested during the year	150,178
Equity awards granted in prior years that were forfeited during the year	(76,628)
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	891,195
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$3,340,367

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR over the three years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity awards. The Company targets approximately 62% for the PEO and 57% for other NEOs of the value of total compensation to be comprised of equity-based awards, including RSUs and PSUs. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—What Guides Our Program” in this proxy statement.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
The Company’s net income has steadily increased through 2023 and then significantly decreased in 2024 while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. In addition, the Company does not use net income to determine compensation levels or equity-based award payouts.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted EBITDA (the Company-Selected Measure)
The Company’s Adjusted EBITDA has steadily increased through 2023 with a slight decrease in 2024 while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. The Company uses Adjusted EBITDA as a performance metric for annual cash incentive awards granted under the Annual Bonus Plan. For fiscal year 2024, 40% of each NEO’s annual cash incentive was based on the achievement of Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
The Company’s cumulative TSR over the five year period was -17.07%, which underperformed the Peer Group TSR over the five period of  -4.28%. Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, which is different than the peer group used for measuring performance of PSUs. The Company’s PSUs vest based on the performance of the Company’s TSR relative to the TSR of the companies in our performance peer group during three-year performance periods. For more information of the performance peer group used for PSUs please see “Compensation Discussion and Analysis—What Guides Our Program—Use of Peer Compensation Data” in this proxy statement.

Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine FY2024 CAP
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2024. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—What Guides Our Program” in this proxy statement.
Most Important Financial Performance Measures
Adjusted EBITDA
Relative TSR
Free Cash Flow

Total Shareholder Return Amount	$ 82.93	74.49	92.18	72	65.69
Peer Group Total Shareholder Return Amount	95.72	106.43	153.12	80.32	64.05
Net Income (Loss)	$ (137,859,000)	$ 86,000,000	$ 2,030,000	$ (54,185,000)	$ (107,020,000)
Company Selected Measure Amount	283,243,000	404,000,000	316,590,000	135,007,000	141,463,000
PEO Name	Samuel Sledge
Fair Value Of Forfeited Equity Award	$ 5,278,134
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
The Company defines EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. The Company defines Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets, (b) loss/(gain) on extinguishment of debt, (c) stock-based compensation, and (d) other unusual or non-recurring (income)/expenses, such as impairment charges, severance, costs related to our IPO and costs related asset acquisition or one-time professional fees. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluation Our Operations” in our Form 10-K filed for the year ended December 31, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Samuel Sledge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,987,447	$ 5,787,960	$ 5,028,294	$ 3,164,649
PEO Actually Paid Compensation Amount	8,359,307	$ 3,198,910	$ 3,096,235	2,999,764
Phillip Gobe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,862,469	$ 5,095,728
PEO Actually Paid Compensation Amount				$ 5,192,291	$ 7,962,437
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,335,670)
PEO | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,628)
PEO | Samuel Sledge [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,371,860
PEO | Samuel Sledge [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,512,241
PEO | Samuel Sledge [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,604
PEO | Samuel Sledge [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Samuel Sledge [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,387
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,195
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,771,150)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,952,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,984
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,178
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (323,222)